Accounts Receivables, Net - Schedule of Accounts Receivables, Net of Allowance for Doubtful Accounts (Details)	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)
Schedule of Accounts Receivables, Net of Allowance for Doubtful Accounts [Line Items]
Total accounts receivables, net	$ 67,775,993	$ 8,644,897	$ 8,144,307
Within 30 days [Member]
Schedule of Accounts Receivables, Net of Allowance for Doubtful Accounts [Line Items]
Total accounts receivables, net	56,523,573	7,209,639	8,144,307
Within 31 to 60 days [Member]
Schedule of Accounts Receivables, Net of Allowance for Doubtful Accounts [Line Items]
Total accounts receivables, net
Within 61 to 90 days [Member]
Schedule of Accounts Receivables, Net of Allowance for Doubtful Accounts [Line Items]
Total accounts receivables, net	923,400	117,781
Over 90 days [Member]
Schedule of Accounts Receivables, Net of Allowance for Doubtful Accounts [Line Items]
Total accounts receivables, net	$ 10,329,020	$ 1,317,477